SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2023
Summary of quarterly results of operations

	2023
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue (loss)	$14,196,248	$(4,366,811)	$84,681	$(2,172,144)
Expenses	601,063	490,560	498,373	842,893

Net income	$13,595,185	$(4,857,371)	$(413,692)	$(3,015,037)

Net income (loss) per unit	$1.036	$(0.370)	$(0.032)	$(0.230)

	2022
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$9,402,651	$27,744,215	$16,358,207	$17,954,717
Expenses	828,781	988,185	365,301	511,778

Net income	$8,573,870	$26,756,030	$15,992,906	$17,442,939

Net income per unit	$0.653	$2.039	$1.219	$1.329